STOCKHOLDERS’ EQUITY (DEFICIT) (Details Narrative)	6 Months Ended	12 Months Ended
	Jun. 30, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Sep. 30, 2023 $ / shares shares	Jan. 26, 2023 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares
Class of Stock [Line Items]
Preferred Stock, Shares Authorized			1,000,000
Preferred stock, par value | $ / shares		$ 0.0001	$ 0.0001
Preferred stock shares issued
Preferred stock shares outstanding
Common stock, shares authorized		400,000,000	250,000,000		400,000,000
Common stock, par value | $ / shares		$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares issued		2,000			1,000
Common stock, shares outstanding		2,000			1,000
Murphy Canyon Acquisition Corp [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Authorized	1,000,000	1,000,000			1,000,000
Preferred stock, par value | $ / shares	$ 0.0001	$ 0.0001			$ 0.0001
Preferred stock shares issued	0	0			0
Preferred stock shares outstanding	0	0			0
Shares subject to possible redemption	2,187,728	13,225,000
Exercise price of warrants | $ / shares	$ 0.01	$ 0.01
Investments held in trust account | $	$ 23,339,887	$ 136,871,183		$ 23,300,000
Murphy Canyon Acquisition Corp [Member] | Financial Service [Member]
Class of Stock [Line Items]
Investments held in trust account | $					$ 0
Murphy Canyon Acquisition Corp [Member] | Warrant [Member]
Class of Stock [Line Items]
Share price per shares | $ / shares	$ 18.00	$ 18.00
Murphy Canyon Acquisition Corp [Member] | Private Placement Warrants And Public Warrants [Member]
Class of Stock [Line Items]
Warrants | $	$ 23,276,000	$ 23,276,000
Murphy Canyon Acquisition Corp [Member] | Private Placement Warrants And Public Warrants [Member] | Measurement Input, Expected Term [Member]
Class of Stock [Line Items]
Warrant expected term	5 years	5 years
Murphy Canyon Acquisition Corp [Member] | Private Placement Warrants And Public Warrants [Member] | Measurement Input, Price Volatility [Member]
Class of Stock [Line Items]
Warrant measurement inputs	22	22
Murphy Canyon Acquisition Corp [Member] | Private Placement Warrants And Public Warrants [Member] | Measurement Input, Expected Dividend Rate [Member]
Class of Stock [Line Items]
Warrant measurement inputs	0	0
Murphy Canyon Acquisition Corp [Member] | Private Placement Warrants And Public Warrants [Member] | Measurement Input, Discount Rate [Member]
Class of Stock [Line Items]
Warrant measurement inputs	1.76	1.76
Murphy Canyon Acquisition Corp [Member] | Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized	100,000,000	100,000,000			100,000,000
Common stock, par value | $ / shares	$ 0.0001	$ 0.0001			$ 0.0001
Voting rights	Holders of Class A common stock are entitled to one vote for each share	Holders of Class A common stock are entitled to one vote for each share.
Common stock, shares issued	754,000	754,000			0
Common stock, shares outstanding	754,000	754,000			0
Shares subject to possible redemption	2,187,728	13,225,000			13,225,000
Murphy Canyon Acquisition Corp [Member] | Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized	10,000,000	10,000,000			10,000,000
Common stock, par value | $ / shares	$ 0.0001	$ 0.0001			$ 0.0001
Common stock, shares issued	3,306,250	3,306,250			3,306,250
Common stock, shares outstanding	3,306,250	3,306,250			3,306,250